Note 7 - Other Receivables - Other Receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Investment tax credits receivable	$ 700	$ 0
Sales tax receivable	608	410
Other current receivables	$ 1,308	$ 410